Aggregate Contract Amounts of Derivative Financial Instruments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivatives designated as hedging instruments:
Derivatives designated as hedging instruments	¥ 14,442	¥ 15,711
Derivatives not designated as hedging instruments:
Derivatives not designated as hedging instruments	144,232	96,037
Total derivatives	158,674	111,748
Foreign Currency Forward Contracts
Derivatives designated as hedging instruments:
Derivatives designated as hedging instruments	13,852	11,961
Derivatives not designated as hedging instruments:
Derivatives not designated as hedging instruments	144,006	95,758
Interest Rate Swaps
Derivatives designated as hedging instruments:
Derivatives designated as hedging instruments	590	625
Interest Rate Caps
Derivatives designated as hedging instruments:
Derivatives designated as hedging instruments		3,125
Currency Swaps
Derivatives not designated as hedging instruments:
Derivatives not designated as hedging instruments	¥ 226	¥ 279